Concentrations and Credit Risk (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Net sales to customers
	Year Ended March 31,
	2011		2012		2013
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	3,970	14	3,744	14	3,814	13

		74		81		83

The following customers had balances greater than 10% of the total trade receivables at the balance sheet dates set forth below:

	March 31,
	2012		2013
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	1,230	59	1,152	42
Fitbit, Inc.	16	1	884	32
Pitney Bowes Inc.	455	22	347	13

		82		87